Summary of Significant Accounting Policies - Schedule of Aggregate Amounts of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 2,055,044	$ 2,183,207
Restricted cash	86,632	86,045
Cash, cash equivalents and restricted cash	$ 2,141,676	$ 2,269,252